Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41657
Entity Registrant Name	CBL INTERNATIONAL LIMITED
Entity Central Index Key	0001914805
Entity Address, Address Line One	Level 23-2, Menara Permata Sapura
Entity Address, Address Line Two	Kuala Lumpur City Centre
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50088